TYPE			13F-HR
PERIOD			03/31/01
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA    May 15, 2001
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	36
Form 13F Information Table Value Total:	$223,976

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     4822   196000 SH       SOLE                   196000
Apartment Investment and Manag                  03748R101    11410   256700 SH       SOLE                   256700
Archstone Communities Trust                     039581103    16095   654285 SH       SOLE                   654285
Avalon Bay Communities                          053484101     8760   191231 SH       SOLE                   191231
BRE Properties, Inc.                            05564E106     6756   233040 SH       SOLE                   233040
Boston Properties                               101121101    12915   335900 SH       SOLE                   335900
Brandywine Realty Trust                         105368203     6032   303100 SH       SOLE                   303100
Camden Property Trust                           133131102     5609   168700 SH       SOLE                   168700
CarrAmerica Realty Corp.                        144418100     6810   238700 SH       SOLE                   238700
Charles E. Smith Residential R                  832197107     1660    36500 SH       SOLE                    36500
Equity Office Properties Trust                  294741103    12216   436287 SH       SOLE                   436287
Equity Residential Properties                   29476L107     5921   113800 SH       SOLE                   113800
Essex Property Trust, Inc.                      297178105     4767    99200 SH       SOLE                    99200
Federal Realty Investment Trus                  313747206     3378   172700 SH       SOLE                   172700
Felcor Suite Hotels, Inc.                       31430F101     1138    49600 SH       SOLE                    49600
General Growth Properties                       370021107     2160    61800 SH       SOLE                    61800
Home Properties of New York, I                  437306103    17547   615700 SH       SOLE                   615700
Hospitality Properties Trust                    44106M102     2281    86400 SH       SOLE                    86400
Host Marriott Corp                              44107P104     3533   302500 SH       SOLE                   302500
JDN Realty Corporation                          465917102     2135   188800 SH       SOLE                   188800
Kimco Realty Corp.                              49446R109     7809   181600 SH       SOLE                   181600
Liberty Property Trust                          531172104     9141   323700 SH       SOLE                   323700
Mack Cali Realty Corporation                    554489104     3421   126700 SH       SOLE                   126700
Meristar Hospitality Corp                       58984Y103     3000   150000 SH       SOLE                   150000
Pinnacle Holdings Inc.                          72346N101     1610   182100 SH       SOLE                   182100
Prentiss Properties, Inc.                       740706106     8051   326600 SH       SOLE                   326600
Prologis Trust                                  743410102    10566   526200 SH       SOLE                   526200
Public Storage, Inc.                            74460D109     7119   271200 SH       SOLE                   271200
Reckson Associates                              75621K106     9721   435900 SH       SOLE                   435900
Regency Realty Corp.                            758849103     5000   200000 SH       SOLE                   200000
Simon Property Group, Inc.                      828806109     8225   321300 SH       SOLE                   321300
Spieker Properties, Inc.                        848497103     3148    57400 SH       SOLE                    57400
Starwood Hotels & Resorts Worl                  85590A203     3966   116600 SH       SOLE                   116600
The Macerich Company                            554382101     3402   155000 SH       SOLE                   155000
United Dominon Realty                           910197102     2837   223400 SH       SOLE                   223400
Wyndham International- Class A                  983101106     1013   475400 SH       SOLE                   475400